CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 83,937	$ 202,768	$ 164,343
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	214,062	187,827	138,330
Amortization of deferred charges	7,731	7,209	6,704
Amortization of deferred charter revenue	(1,428)	3,282	6,672
Vessel impairment charge	7,389	0	1,927
Adjustment of derivatives to fair value recognized in net income	8,374	(17,142)	(11,591)
(Gain)/loss on investments in debt and equity securities	1,912	(18,171)	(995)
Equity in earnings of associated companies	(2,848)	(2,833)	(4,194)
Gain on sale of assets	(18,670)	(13,228)	(39,405)
Repayments from investment in sales-type, direct financing and leaseback assets	13,906	17,025	36,276
Loss on repurchase of bonds	540	0	727
Other, net	2,013	1,381	1,072
Changes in operating assets and liabilities
Trade accounts receivable	(20,941)	(9,033)	(4,073)
Due to/ from related parties	1,821	4,836	(4,317)
Other receivables and other current assets	(3,127)	(11,026)	6,518
Inventories	4,666	(6,271)	(1,315)
Prepaid expenses and accrued income	638	(10,725)	(3,806)
Trade accounts payable	22,372	6,118	447
Accrued expenses and other current liabilities	20,742	13,108	275
Net cash provided by operating activities	343,089	355,125	293,595
Investing activities
Purchase of vessels, capital improvements and other additions	(264,418)	(602,499)	(581,622)
Proceeds from sale of vessels	156,200	83,333	183,886
Net amounts received from associated companies	2,919	2,916	9,998
Payments for acquisition of debt and equity securities	0	0	(1,350)
Proceeds from redemption of debt and equity securities	0	14,989	9,608
Collateral deposits received/(paid) on swap agreements	1,680	2,173	(9,970)
Other investments and long-term assets, net	(275)	0	400
Net cash used in investing activities	(103,894)	(499,088)	(389,050)
Financing activities
Repayments of lease obligation liability	(53,654)	(51,204)	(48,887)
Proceeds from issuance of short-term and long-term debt	944,585	959,595	586,750
Repayments of short-term and long-term debt	(781,122)	(611,310)	(301,451)
Repurchase of bonds	(205,848)	0	(215,098)
Debt fees paid	(12,448)	(7,142)	(8,025)
Principal settlements of cross currency swaps, net	(20,412)	0	0
Proceeds from shares issued, net of issuance costs	0	0	89,280
Cash paid for shares repurchase	(10,174)	0	0
Cash dividends paid	(122,992)	(111,574)	(77,552)
Net cash (used in)/provided by financing activities	(262,065)	178,365	25,017
Net change in cash, restricted cash and cash equivalents	(22,870)	34,402	(70,438)
Cash, restricted cash and cash equivalents at start of the year	188,362	153,960	224,398
Cash, restricted cash and cash equivalents at end of the year	165,492	188,362	153,960
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	165,492	188,362	145,622
Restricted cash	0	0	8,338
Cash, restricted cash and cash equivalents at end of the year	165,492	188,362	153,960
Supplemental disclosure of cash flow information:
Interest paid on debt, swaps and leases, net of capitalized interest	$ 148,505	$ 109,682	$ 96,827